Derivative Financial Instruments (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (41)	$ 62
Maximum Amount of Future Payments under Credit Default Swaps	7,681	5,089
Weighted Average Years to Maturity	3.9	4.1
Aaa/Aa/A [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	4	50
Maximum Amount of Future Payments under Credit Default Swaps	3,550	3,398
Weighted Average Years to Maturity	3.1	3.7
Aaa/Aa/A [Member] | Single name credit default swaps (corporate) [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	5	5
Maximum Amount of Future Payments under Credit Default Swaps	737	470
Weighted Average Years to Maturity	3.5	3.8
Aaa/Aa/A [Member] | Credit default swaps referencing indices [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	(1)	45
Maximum Amount of Future Payments under Credit Default Swaps	2,813	2,928
Weighted Average Years to Maturity	3.0	3.7
Baa [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	(43)	12
Maximum Amount of Future Payments under Credit Default Swaps	4,081	1,666
Weighted Average Years to Maturity	4.6	4.7
Baa [Member] | Single name credit default swaps (corporate) [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	(17)	5
Maximum Amount of Future Payments under Credit Default Swaps	1,234	735
Weighted Average Years to Maturity	4.0	4.3
Baa [Member] | Credit default swaps referencing indices [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	(26)	7
Maximum Amount of Future Payments under Credit Default Swaps	2,847	931
Weighted Average Years to Maturity	4.9	5.0
Ba [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	0	0
Maximum Amount of Future Payments under Credit Default Swaps	25	25
Weighted Average Years to Maturity	3.5	4.4
Ba [Member] | Single name credit default swaps (corporate) [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	0	0
Maximum Amount of Future Payments under Credit Default Swaps	25	25
Weighted Average Years to Maturity	3.5	4.4
Ba [Member] | Credit default swaps referencing indices [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	0	0
Maximum Amount of Future Payments under Credit Default Swaps	0	0
Weighted Average Years to Maturity	0	0
B [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	(2)	0
Maximum Amount of Future Payments under Credit Default Swaps	25	0
Weighted Average Years to Maturity	4.8	0
B [Member] | Single name credit default swaps (corporate) [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	0	0
Maximum Amount of Future Payments under Credit Default Swaps	0	0
Weighted Average Years to Maturity	0	0
B [Member] | Credit default swaps referencing indices [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	(2)	0
Maximum Amount of Future Payments under Credit Default Swaps	$ 25	$ 0
Weighted Average Years to Maturity	4.8	0